Income Taxes - Schedule of Reconciliation of the Federal Statutory Income Tax Rate to the Effective Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
Federal tax at statutory rate	$ (1,280,444)	$ (1,313,438)
State taxes	(22,915)	(542,562)
Change in valuation allowance	1,080,617	1,846,087
Other	224,342	11,513
Total income tax expense	1,600	1,600
GIGCAPITAL5, INC [Member]
Income Tax Examination [Line Items]
Federal tax at statutory rate	(757,149)	(480,415)
State taxes	(236,036)	(184,760)
Warrant and note payable revaluation	47,377	(75,812)
Change in valuation allowance	1,364,927	1,227,602
Total income tax expense	$ 419,119	$ 486,615